Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Inventories
Stock of materials	$ 42,022	[1]	$ 49,222
Inventory write-down	100		4,700
Inventory recognized as an expense	$ 267,500		$ 216,300

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).